Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable
Accounts Receivable

7.Accounts Receivable

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	482,365	302,465	41,438
Less: allowance for credit losses	(6,373)	(6,752)	(925)
Accounts receivable, net	475,992	295,713	40,513

The following table presents the movement in the allowance for credit losses:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at beginning of year	(7,131)	(6,373)	(873)
Additions	—	(911)	(125)
Reversals	758	532	73
Balance at end of year	(6,373)	(6,752)	(925)

The Company’s accounts receivable as of December 31, 2023 and 2024 are aged within 90 days, except for the RMB79,296 (US$10,861) balance due from a third party as of December 31, 2024 which represents the current portion of a long term receivable disclosed in note 13.